Accrued Expenses and Other Current Liabilities - 10K (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Bonus	$ 780,894	$ 580,801	$ 17,500
Professional fees	901,877	597,721	534,775
Vacation	231,515	227,863	271,000
Other		1,982,223	1,262,720
Total	$ 5,045,138	$ 3,388,608	$ 2,085,995